Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets
The FirstBank 401(k) Retirement Plan for Residents of Puerto
Rico
EIN #: 66-0183103
Plan #: 002
Schedule H, Line 4(i) – Schedule of Assets (Held at
End of Year)
December 31, 2025
(b) Identity of issue, borrower, lessor or
similar party
(c) Description of investment, including
maturity date and, rate of interest (in the
case of notes receivable), or par value
(d)
Cost (e) Current value (a)
Common Stock
*
First BanCorp.
Common Stock 281,138 shares **
$ 5,827,990
Total
Common Stock
5,827,990
Mutual Funds and Money Market Funds
Cohen & Steers Realty Shares Fund Class L
Mutual Fund 26,619 shares ** 1,748,047
Dodge & Cox Global Bond Fund X
Mutual Fund 165,989 shares **
1,867,379
Fidelity Extended Market Index Fund
Mutual Fund 136,835 shares ** 13,775,148
Fidelity International Index Fund
Mutual Fund 232,022 shares **
14,106,961
*
Schwab S&P 500 Index Fund- Select S
Mutual Fund 3,057,186 shares ** 53,623,041
Vanguard Inflation-Protected Securities Fund
Mutual Fund 89,778 shares **
2,062,195
Vanguard Target Retirement Income Fund
Mutual Fund 49,703 shares ** 689,378
Vanguard Target Retirement 2020 Fund
Mutual Fund 86,409 shares **
2,371,913
Vanguard Target Retirement 2025 Fund
Mutual Fund 238,810 shares ** 4,764,265
Vanguard Target Retirement 2030 Fund
Mutual Fund 144,466 shares **
6,115,234
Vanguard Target Retirement 2035 Fund
Mutual Fund 375,481 shares ** 10,280,672
Vanguard Target Retirement 2040 Fund
Mutual Fund 240,731 shares **
12,024,526
Vanguard Target Retirement 2045 Fund
Mutual Fund 329,101 shares ** 11,432,959
Vanguard Target Retirement 2050 Fund
Mutual Fund 127,745 shares **
7,572,725
Vanguard Target Retirement 2055 Fund
Mutual Fund 61,850 shares ** 4,092,026
Vanguard Target Retirement 2060 Fund
Mutual Fund 36,500 shares **
2,225,768
Vanguard Target Retirement 2065 Fund
Mutual Fund 27,162 shares ** 1,087,312
Vanguard Total Bond Market Index Fund
Institutional Shares
Mutual Fund 1,087,145 shares **
10,621,409
*
State Street Institutional U.S. Government
Money Market Fund
Money Market Fund 294,291 shares **
294,291
*
Schwab Treasury Obligations Money Fund
Money Market Fund 18,578,457 shares ** 18,578,457
Total
Mutual Funds and Money Market Funds
179,333,706
Other
*
Notes receivable from participants
Interest rates ranging from 5.25%
to 10.50%; Maturities through October 2035 ** 5,267,672
* Schwab Personal Choice Retirement Account - Self-directed
Brokerage Account ** 42,878
Total
Other
5,310,550
Total
$ 190,472,246
*
Party in-interest
** Historical cost is not required for participant directed investments.
See accompanying report of Independent Registered Public Accounting Firm.